Income Tax - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statements [Line Items]
Deferred tax assets	€ 0	€ 0
Deferred tax liabilities	(3,807)	(5,804)
Right-of-use assets [Member]
Statements [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(3,517)	(3,494)
Deferred revenue [Member]
Statements [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(11,391)	(12,379)
Cash and cash equivalents and Other financial assets [Member]
Statements [Line Items]
Deferred tax assets	0	331
Deferred tax liabilities	0	(4,751)
Lease liabilities [Member]
Statements [Line Items]
Deferred tax assets	3,721	3,596
Deferred tax liabilities	0	0
Tax loss carryforward [Member]
Statements [Line Items]
Deferred tax assets	7,380	10,893
Deferred tax liabilities	0	0
Recognized [Member]
Statements [Line Items]
Deferred tax assets	11,101	14,820
Recognized [Member]
Statements [Line Items]
Deferred tax liabilities	(14,908)	(20,624)
Netting [Member]
Statements [Line Items]
Deferred tax assets netting	(11,101)	(14,820)
Netting [Member]
Statements [Line Items]
Deferred tax liabilities netting	€ 11,101	€ 14,820